Future Accounting Pronouncements (Details) - ASU No. 2016-02 - Forecast $ in Millions	Jan. 01, 2019 CAD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 50
Lease liabilities	$ 50